United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Quarter ended 08/31/17

Item 1.	Schedule of Investments

Federated International Bond Strategy Portfolio
Portfolio of Investments
August 31, 2017 (unaudited)
Foreign Currency Par Amount, Notional or Shares		Value in U.S. Dollars
	BONDS—49.8%
	AUSTRALIAN DOLLAR—1.3%
	Sovereign—1.3%
100,000	Australia, Government of, 2.75%, 4/21/2024	$81,116
120,000	Australia, Government of, 5.75%, 7/15/2022	110,709
	TOTAL	191,825
	BRITISH POUND—6.7%
	Sovereign—6.7%
100,000	United Kingdom, Government of, 2.75%, 9/7/2024	147,613
115,000	United Kingdom, Government of, 3.25%, 1/22/2044	196,024
70,000	United Kingdom, Government of, 4.25%, 12/7/2027	118,798
99,500	United Kingdom, Government of, 4.75%, 3/7/2020	143,600
120,000	United Kingdom, Government of, Unsecd. Note, 1.50%, 1/22/2021	161,704
120,000	United Kingdom, Government of, Unsecd. Note, 4.25%, 6/7/2032	213,671
	TOTAL	981,410
	CANADIAN DOLLAR—1.0%
	Sovereign—1.0%
145,000	Canada, Government of, 1.50%, 6/1/2023	115,469
30,000	Canada, Government of, 5.75%, 6/1/2029	33,579
	TOTAL	149,048
	EURO—23.1%
	Consumer Finance—0.8%
100,000	Santan Consumer Finance, Sr. Unsecd. Note, Series EMTN, 0.90%, 2/18/2020	121,512
	Sovereign—22.3%
130,000	Belgium, Government of, 0.80%, 6/22/2025	160,237
220,000	Belgium, Government of, 2.25%, 6/22/2023	297,604
345,000	France, Government of, 0.50%, 5/25/2025	416,665
150,000	France, Government of, 4.25%, 10/25/2023	225,429
270,000	Germany, Government of, 1.75%, 2/15/2024	361,631
130,000	Germany, Government of, Unsecd. Note, 1.00%, 8/15/2024	166,657
220,000	Germany, Government of, Unsecd. Note, 1.00%, 8/15/2025	281,759
125,000	Italy, Government of, 2.50%, 5/1/2019	155,383
150,000	Italy, Government of, Sr. Unsecd. Note, 0.65%, 10/15/2023	172,850
340,000	Italy, Government of, Unsecd. Note, 1.60%, 6/1/2026	396,900
20,000	Italy, Government of, Unsecd. Note, 3.25%, 9/1/2046	24,163
140,000	Netherlands, Government of, Unsecd. Note, 0.25%, 7/15/2025	167,372
50,000	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	59,225
25,000	Spain, Government of, Sr. Unsecd. Note, 2.75%, 10/31/2024	33,443
97,000	Spain, Government of, Sr. Unsub., 4.00%, 4/30/2020	128,637
180,000	Spain, Government of, Unsecd. Note, 1.60%, 4/30/2025	223,405
	TOTAL	3,271,360
	JAPANESE YEN—12.9%
	Sovereign—12.9%
16,400,000	Japan, Government of, 1.30%, 3/20/2021	156,820
20,000,000	Japan, Government of, 1.90%, 12/20/2023	205,047

Foreign Currency Par Amount, Notional or Shares			Value in U.S. Dollars
		BONDS—continued
		JAPANESE YEN—continued
		Sovereign—continued
35,000,000		Japan, Government of, Sr. Unsecd. Note, 1.30%, 6/20/2035	$365,387
28,000,000		Japan, Government of, Sr. Unsecd. Note, 1.70%, 9/20/2044	313,006
36,000,000		Japan, Government of, Sr. Unsecd. Note, 1.80%, 9/20/2030	396,964
25,000,000		Japan, Government of, Sr. Unsecd. Note, 2.10%, 12/20/2026	271,940
17,000,000		Japan, Government of, Sr. Unsecd. Note, 2.10%, 12/20/2029	192,014
		TOTAL	1,901,178
		MEXICAN PESO—2.9%
		Sovereign—2.9%
7,800,000		Mexico, Government of, Sr. Unsecd. Note, 5.00%, 12/11/2019	420,533
		POLISH ZLOTY—1.6%
		Sovereign—1.6%
900,000		Poland, Government of, Unsecd. Note, 2.50%, 7/25/2026	238,441
		SWEDISH KRONA—0.3%
		Sovereign—0.3%
290,000		Sweden, Government of, 1.00%, 11/12/2026	37,790
		TOTAL BONDS (IDENTIFIED COST $6,880,835)	7,313,097
		PURCHASED CALL OPTIONS—0.0%
600,000		Citigroup Global Markets, Inc. USD CALL/JPY PUT OPTION, Notional Amount $600,000, Strike Price $112.30, Expiration Date 11/13/2017 (IDENTIFIED COST $4,295)	3,757
		PURCHASED PUT OPTIONS—0.0%
300,000		JPMorgan Chase & Co. EUR PUT/USD CALL OPTION, Notional Amount $300,000, Strike Price $1.205, Expiration Date 9/19/2017 (IDENTIFIED COST $2,910)	5,352
		REPURCHASE AGREEMENT—0.3%
48,000		Interest in $75,000,000 joint repurchase agreement, 1.08% dated 8/31/2017 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $75,002,250 on 9/1/2017. The security provided as collateral at the end of the period held with BNY Mellon, tri-party agent, was a U.S. Treasury Note with maturity to 6/15/2019 and the market value of the underlying security was $76,502,307.	48,000
		INVESTMENT COMPANY—47.8%
684,117	[1]	Emerging Markets Core Fund (IDENTIFIED COST $7,103,473)	7,005,357
		TOTAL INVESTMENTS—97.9% (IDENTIFIED COST $14,039,513[2]	14,375,563
		OTHER ASSETS AND LIABILITIES - NET—2.1%[3]	304,053
		TOTAL NET ASSETS—100%	$14,679,616
At August 31, 2017, the Fund had no outstanding futures contracts.
The average notional value of long and short futures contracts held by the Fund throughout the period was $34,053 and $70,922, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2017, the Fund had the following outstanding written put option contracts:
Counterparty	Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
[4]Citigroup Global Markets, Inc.	USD PUT/JPY CALL	600,000	$600,000	11/13/2017	$104.60	$(2,240)
(PREMIUM RECEIVED $4,295)
The average market value of purchased options and written options held by the Fund throughout the period was $4,476 and $224, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
11/10/2017	Bank of America	680,000 NZD	$485,166	$2,412
11/10/2017	Bank of America	$220,000	275,444 CAD	$(728)
11/10/2017	Bank of America	$400,000	498,860 CAD	$237
11/10/2017	Bank of America	$400,000	502,360 CAD	$(2,568)
11/10/2017	BNP Paribas	800,000 AUD	$636,920	$(1,530)
11/10/2017	JPMorgan	100,000 EUR	930,024 NOK	$(557)
11/10/2017	JPMorgan	300,000 NZD	276,420 CAD	$(6,402)
11/10/2017	JPMorgan	$25,000	31,679 CAD	$(386)
11/10/2017	JPMorgan	$75,000	94,235 CAD	$(516)
11/10/2017	JPMorgan	$100,000	11,026,056 JPY	$(632)
11/10/2017	JPMorgan	$300,000	32,803,260 JPY	$614
11/10/2017	JPMorgan	$150,000	2,703,783 MXN	$505
11/10/2017	JPMorgan	$150,000	2,687,156 MXN	$1,424
11/10/2017	JPMorgan	$400,000	7,302,343 MXN	$(3,755)
11/10/2017	JPMorgan	$150,000	1,164,482 NOK	$(327)
11/10/2017	JPMorgan	$200,000	721,249 PLN	$(2,242)
11/10/2017	JPMorgan	$140,000	1,138,845 SEK	$(3,909)
12/4/2017	Citibank	72,900 BRL	$22,853	$(12)
Contracts Sold:
11/10/2017	Bank of America	680,000 NZD	$485,785	$(1,793)
11/10/2017	Bank of America	$400,000	502,552 CAD	$2,722
11/10/2017	Bank of America	$325,000	407,170 CAD	$1,287
11/10/2017	Bank of America	$75,000	93,962 CAD	$297
11/10/2017	BNP Paribas	800,000 AUD	$634,856	$(534)
11/10/2017	Citibank	$150,000	1,184,243 NOK	$2,878
11/10/2017	JPMorgan	180,000 EUR	13,662,000 INR	$(3,221)
11/10/2017	JPMorgan	100,000 EUR	936,941 NOK	$1,450
11/10/2017	JPMorgan	250,000 EUR	$298,213	$(544)
11/10/2017	JPMorgan	200,000 EUR	$236,878	$(2,127)
11/10/2017	JPMorgan	200,000 EUR	$236,949	$(2,056)
11/10/2017	JPMorgan	110,000 GBP	$143,683	$1,103
11/10/2017	JPMorgan	300,000 NZD	273,073 CAD	$3,720
11/10/2017	JPMorgan	$75,000	94,487 CAD	$718
11/10/2017	JPMorgan	$460,000	50,707,106 JPY	$2,789
11/10/2017	JPMorgan	$400,000	43,745,648 JPY	$(746)
11/10/2017	JPMorgan	$100,000	10,998,520 JPY	$380
11/10/2017	JPMorgan	$300,000	5,402,758 MXN	$(1,275)
11/10/2017	JPMorgan	$140,000	1,130,818 SEK	$2,894
11/10/2017	Morgan Stanley	380,000 AUD	$302,474	$664
12/8/2017	Citibank	11,500 AUD	$9,125	$(5)
12/8/2017	Citibank	12,800 CAD	$10,254	$(5)
12/8/2017	Citibank	26,000 EUR	$31,097	$(21)
12/8/2017	Citibank	27,725 GBP	$35,946	$(22)
12/8/2017	Citibank	3,238,800 JPY	$29,590	$(11)
12/8/2017	Citibank	10,700 NZD	$7,669	$1
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(9,829)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $177,434 and $158,510, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

Net Unrealized Depreciation on Written Option Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2017 were as follows:
Emerging Markets Core Fund
Balance of Shares Held 11/30/2016	593,402
Purchases/Additions	238,284
Sales/Reductions	(147,569)
Balance of Shares Held 8/31/2017	684,117
Value	$7,005,357
Change in Unrealized Appreciation/Depreciation	$207,757
Net Realized Gain/Loss	$18,324
Dividend Income	$315,560
2	At August 31, 2017, the cost of investments for federal tax purposes was $14,119,717. The net unrealized appreciation of investments for federal tax purposes was $248,072. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $524,903 and net unrealized depreciation from investments for those securities having an excess of cost over value of $276,831. The amounts presented are inclusive of derivative contracts.
3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2017, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$7,313,097	$—	$7,313,097
Purchased Call Options	—	3,757	—	3,757
Purchased Put Options	—	5,352	—	5,352
Repurchase Agreement	—	48,000	—	48,000
Investment Company[1]	—	7,005,357	—	7,005,357
TOTAL SECURITIES	$—	$14,375,563	$—	$14,375,563
Other Financial Instruments:
Assets
Foreign Exchange Contracts	—	26,095	—	26,095
Liabilities
Written Put Options	$—	$(2,240)	$—	$(2,240)
Foreign Exchange Contracts	—	(35,924)	—	(35,924)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(12,069)	$—	$(12,069)
1	As permitted by the U.S generally accepted accounting principles, Investment Companies valued at $7,005,357 are measured at fair value using the net assets value (NAV) per share practical expedient and have not been recognized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of the shareholder redemption request.

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—British Pound
INR	—Indian Rupee
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
USD	—United States Dollar

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017